Pay vs Performance Disclosure		12 Months Ended
		Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Our Chief Executive Officer is the principal executive officer (“PEO”). As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our PEO and to our other named executive officers (the “non-PEO NEOs”) and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Fixed $100 Investment Based on:		Net Income (in millions)	Company Selected Performance Measure: NFEPS (non-GAAP)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2023	$5,792,680	$5,751,498	$1,338,796	$1,386,312	$167.33	$107.92	$264.7	$2.70
2022	$4,612,774	$5,172,954	$1,262,377	$1,643,461	$154.17	$116.06	$274.9	$2.50
2021	$4,783,459	$4,867,585	$1,306,918	$1,362,313	$133.89	$109.93	$117.9	$2.16

(1)	The PEO and non-PEO NEOs for the indicated years were as follows:

For fiscal year 2023, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Roberto F. Bel, Patrick J. Migliaccio, Amy Cradic and Lori DelGiudice.

For fiscal year 2022, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Roberto F. Bel, Patrick J. Migliaccio, Amy Cradic, Richard Reich and Timothy F. Shea.

For fiscal year 2021, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Patrick J. Migliaccio, Amy Cradic, Amanda E. Mullen, Timothy F. Shea and Nancy A. Washington.

(2)	Amounts reported in this column represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for our PEO is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the compensation actually paid amounts from Summary Compensation amounts.

	FY 2023	FY 2022	FY 2021
Total Compensation for PEO as reported in the Summary Compensation Table for the covered fiscal year	$5,792,680	$4,612,774	$4,783,459
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	(627,726)	–	(782,952)
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(2,768,004)	(2,254,623)	(1,822,848)
Add actuarial present value of pension value attributable to covered fiscal year’s service	123,925	166,246	170,574
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	–	–	–
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,491,710	2,356,927	2,076,852
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	1,243,197	–	–
Add dividends paid on unvested shares/share units and stock options	264,932	196,267	144,422
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	77,364	142,880	260,498
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	153,420	136,315	142,742
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	–	(183,832)	(105,162)
Compensation Actually Paid to PEO	$5,751,498	$5,172,954	$4,867,585

In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(3)	Amounts reported in this column represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the compensation actually paid amounts from Summary Compensation amounts.

	FY 2023	FY 2022	FY 2021
Average of the Total Compensation for the non-PEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$1,338,796	$1,262,377	$1,306,918
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	(17,384)	–	(49,238)
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(565,938)	(629,123)	(330,688)
Add actuarial present value of pension value attributable to covered fiscal year’s service	–	39,472	28,610
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	–	–	–
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	525,301	644,488	376,578
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	22,083	274,001	–
Add dividends paid on unvested shares/share units and stock options	49,061	40,310	35,957
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	20,074	29,656	101,993
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	14,319	33,625	16,848
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	–	(51,345)	(124,665)
Average of the Compensation Actually Paid to non-PEO NEOs	$1,386,312	$1,643,461	$1,362,313

In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(4)	Total Shareholder Return is cumulative for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)	Amounts reported in this column represent returns on an initial $100 investment in the S&P 500 Utilities Industry Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. Total Shareholder Return is cumulative for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(6)	In accordance with SEC rules, the Company is required to include in the Pay Versus Performance (“PvP”) table the company-selected measure, which is the “most important” financial performance measure (as determined by the Company and that is not otherwise required to be disclosed in the PvP table) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. We determined NFEPS, a non-GAAP financial measure, to be our company-selected measure. NFEPS is the NFE per basic share of Common Stock that the Company reports on a quarterly and annual basis to the public and in its quarterly reports on Form 10-Q and annual report on Form 10-K that are filed with the SEC. For a full discussion of NFEPS and a reconciliation to GAAP earnings per share, please see Appendix A to this Proxy Statement.

Company Selected Measure Name		NFEPS
Named Executive Officers, Footnote [Text Block]

(1)	The PEO and non-PEO NEOs for the indicated years were as follows:

For fiscal year 2023, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Roberto F. Bel, Patrick J. Migliaccio, Amy Cradic and Lori DelGiudice.

For fiscal year 2022, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Roberto F. Bel, Patrick J. Migliaccio, Amy Cradic, Richard Reich and Timothy F. Shea.

For fiscal year 2021, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Patrick J. Migliaccio, Amy Cradic, Amanda E. Mullen, Timothy F. Shea and Nancy A. Washington.

PEO Total Compensation Amount		$ 5,792,680	$ 4,612,774	$ 4,783,459
PEO Actually Paid Compensation Amount	[1]	$ 5,751,498	5,172,954	4,867,585
Adjustment To PEO Compensation, Footnote [Text Block]

	FY 2023	FY 2022	FY 2021
Total Compensation for PEO as reported in the Summary Compensation Table for the covered fiscal year	$5,792,680	$4,612,774	$4,783,459
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	(627,726)	–	(782,952)
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(2,768,004)	(2,254,623)	(1,822,848)
Add actuarial present value of pension value attributable to covered fiscal year’s service	123,925	166,246	170,574
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	–	–	–
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,491,710	2,356,927	2,076,852
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	1,243,197	–	–
Add dividends paid on unvested shares/share units and stock options	264,932	196,267	144,422
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	77,364	142,880	260,498
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	153,420	136,315	142,742
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	–	(183,832)	(105,162)
Compensation Actually Paid to PEO	$5,751,498	$5,172,954	$4,867,585

Non-PEO NEO Average Total Compensation Amount		$ 1,338,796	1,262,377	1,306,918
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,386,312	1,643,461	1,362,313
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	FY 2023	FY 2022	FY 2021
Average of the Total Compensation for the non-PEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$1,338,796	$1,262,377	$1,306,918
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	(17,384)	–	(49,238)
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(565,938)	(629,123)	(330,688)
Add actuarial present value of pension value attributable to covered fiscal year’s service	–	39,472	28,610
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	–	–	–
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	525,301	644,488	376,578
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	22,083	274,001	–
Add dividends paid on unvested shares/share units and stock options	49,061	40,310	35,957
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	20,074	29,656	101,993
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	14,319	33,625	16,848
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	–	(51,345)	(124,665)
Average of the Compensation Actually Paid to non-PEO NEOs	$1,386,312	$1,643,461	$1,362,313

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. TSR

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid vs. NFEPS (non-GAAP)

Tabular List [Table Text Block]

Company’s Most Important Financial Performance Measures – 2023

The following are the most important performance measures, as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year. NFEPS is the most important financial measure used to link compensation actually paid to Company performance.

►	NFEPS (non-GAAP)
►	NFE Growth Rate (non-GAAP)
►	Total Shareholder Return
►	Commitment to Stakeholders

Total Shareholder Return Amount	[3]	$ 167.33	154.17	133.89
Peer Group Total Shareholder Return Amount	[4]	107.92	116.06	109.93
Net Income (Loss) Attributable to Parent		$ 264,700,000	$ 274,900,000	$ 117,900,000
Company Selected Measure Amount | $ / shares	[5]	2.70	2.50	2.16
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		NFEPS (non-GAAP)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		NFE Growth Rate (non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Commitment to Stakeholders
PEO [Member] | Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (627,726)		$ (782,952)
PEO [Member] | Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,768,004)	(2,254,623)	(1,822,848)
PEO [Member] | Add actuarial present value of pension value attributable to covered fiscal year’s service
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		123,925	166,246	170,574
PEO [Member] | Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,491,710	2,356,927	2,076,852
PEO [Member] | Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,243,197
PEO [Member] | Add dividends paid on unvested shares/share units and stock options
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		264,932	196,267	144,422
PEO [Member] | Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		77,364	142,880	260,498
PEO [Member] | Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		153,420	136,315	142,742
PEO [Member] | Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (183,832)	$ (105,162)
PEO [Member] | Stephen D. Westhoven
Pay vs Performance Disclosure [Table]
PEO Name		Stephen D. Westhoven	Stephen D. Westhoven	Stephen D. Westhoven
Non-PEO NEO [Member] | Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (17,384)		$ (49,238)
Non-PEO NEO [Member] | Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(565,938)	(629,123)	(330,688)
Non-PEO NEO [Member] | Add actuarial present value of pension value attributable to covered fiscal year’s service
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			39,472	28,610
Non-PEO NEO [Member] | Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		525,301	644,488	376,578
Non-PEO NEO [Member] | Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,083	274,001
Non-PEO NEO [Member] | Add dividends paid on unvested shares/share units and stock options
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		49,061	40,310	35,957
Non-PEO NEO [Member] | Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,074	29,656	101,993
Non-PEO NEO [Member] | Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,319	33,625	16,848
Non-PEO NEO [Member] | Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (51,345)	$ (124,665)
Non-PEO NEO [Member] | Roberto F.Bel
Pay vs Performance Disclosure [Table]
PEO Name		Roberto F. Bel	Roberto F. Bel
Non-PEO NEO [Member] | Patrick J. Migliaccio
Pay vs Performance Disclosure [Table]
PEO Name		Patrick J. Migliaccio	Patrick J. Migliaccio	Patrick J. Migliaccio
Non-PEO NEO [Member] | Amy Cradic
Pay vs Performance Disclosure [Table]
PEO Name		Amy Cradic	Amy Cradic	Amy Cradic
Non-PEO NEO [Member] | Lori DelGiudice
Pay vs Performance Disclosure [Table]
PEO Name		Lori DelGiudice
Non-PEO NEO [Member] | Richard Reich
Pay vs Performance Disclosure [Table]
PEO Name			Richard Reich
Non-PEO NEO [Member] | Timothy F. Shea
Pay vs Performance Disclosure [Table]
PEO Name			Timothy F. Shea	Timothy F. Shea
Non-PEO NEO [Member] | Amanda E. Mullen
Pay vs Performance Disclosure [Table]
PEO Name				Amanda E. Mullen
Non-PEO NEO [Member] | Nancy A. Washington
Pay vs Performance Disclosure [Table]
PEO Name				Nancy A. Washington

[1]	Amounts reported in this column represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for our PEO is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the compensation actually paid amounts from Summary Compensation amounts.
[2]	Amounts reported in this column represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the compensation actually paid amounts from Summary Compensation amounts.
[3]	Total Shareholder Return is cumulative for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
[4]	Amounts reported in this column represent returns on an initial $100 investment in the S&P 500 Utilities Industry Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. Total Shareholder Return is cumulative for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
[5]	In accordance with SEC rules, the Company is required to include in the Pay Versus Performance (“PvP”) table the company-selected measure, which is the “most important” financial performance measure (as determined by the Company and that is not otherwise required to be disclosed in the PvP table) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. We determined NFEPS, a non-GAAP financial measure, to be our company-selected measure. NFEPS is the NFE per basic share of Common Stock that the Company reports on a quarterly and annual basis to the public and in its quarterly reports on Form 10-Q and annual report on Form 10-K that are filed with the SEC. For a full discussion of NFEPS and a reconciliation to GAAP earnings per share, please see Appendix A to this Proxy Statement.